Income Taxes (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Income Taxes
Domestic					$ (11,252)	$ (2,207)
Foreign					(4,944)	(5,563)
Loss before income taxes	(3,352)	(3,472)	(7,433)	(6,289)	(16,311)	(8,270)
Current:
United States and state					(115)
Foreign					0	(670)
Deferred:
United States and state					0
Foreign					0
Total income tax (benefit) expense	(730)		(730)		(115)	(670)
Income tax reconciliation
Statutory federal income tax benefit					(5,555)	(2,812)
State tax benefit, net of federal taxes					(727)	(417)
Foreign tax					199	225
R&D tax credit rebate					(265)	(670)
Valuation allowance increase					6,121	3,033
Other					112	(29)
Total income tax (benefit) expense					(115)	(670)
Deferred tax assets (liabilities):
Accrued expenses					115	120
Stock based compensation					658	385
Capitalized patent costs					126	140
Deferred rent					78
Fixed assets					(76)
R&D credits					150
Other					7	7
Net operating losses					22,357	16,210
Deferred tax assets (liabilities) before valuation allowances					23,415	16,862
Less: valuation allowance					(23,415)	(16,862)
Deferred tax assets (liabilities)					$ 0